Staff costs (Tables)	12 Months Ended
Dec. 31, 2020
Staff costs
Schedule of staff costs

	2020	2019	2018
Wages and salaries	2,959,856	2,438,448	1,273,382
Social charges and insurances	315,164	243,232	112,524
Value of share‑based services (note 14)	901,425	1,310,888	719,374
Retirement benefit expenses (note 20)	220,559	296,247	118,926
Total staff costs	4,397,004	4,288,815	2,224,206